United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—96.2%[1]
		Consumer Discretionary—12.6%
45,457	[2]	AMC Networks, Inc.	$2,929,249
66,814		Aaron's, Inc.	1,796,628
35,609		Abercrombie & Fitch Co., Class A	1,259,846
47,174		Advance Auto Parts, Inc.	5,416,047
114,481		American Eagle Outfitters, Inc.	1,548,928
14,670	[2]	Ann, Inc.	474,428
49,425	[2]	Apollo Education Group, Inc.	1,595,933
86,803	[2]	Ascena Retail Group, Inc.	1,628,424
23,729	[2]	Bally Technologies, Inc.	1,739,810
55,159	[2]	Big Lots, Inc.	1,477,710
27,689		Bob Evans Farms, Inc.	1,391,372
41,091		Brinker International, Inc.	1,987,161
56,091		Brunswick Corp.	2,325,533
45,608		CST Brands, Inc.	1,456,263
22,672	[2]	Cabela's, Inc., Class A	1,515,850
36,285		Carter's, Inc.	2,440,166
29,595	[3]	Cheesecake Factory, Inc.	1,318,161
104,250		Chicos Fas, Inc.	1,730,550
63,430		Cinemark Holdings, Inc.	1,859,133
23,475	[2]	Deckers Outdoor Corp.	1,829,876
23,640		DeVry Education Group, Inc.	854,350
65,438		Dick's Sporting Goods, Inc.	3,435,495
35,037		Domino's Pizza, Inc.	2,473,963
31,424	[2]	Dreamworks Animation SKG, Inc.	1,060,246
94,425		Foot Locker, Inc.	3,644,805
78,462		Gentex Corp.	2,541,384
39,075		Guess ?, Inc.	1,096,054
19,974		HSN, Inc.	1,093,976
64,373		Hanesbrands, Inc.	4,579,495
32,142		International Speedway Corp., Class A	1,079,007
76,276	[2]	Jarden Corp.	4,610,884
27,759		KB HOME	536,859
192,816	[2]	LKQ Corp.	5,219,529
51,753	[2]	Lamar Advertising Co.	2,518,301
25,372	[2]	Life time Fitness, Inc.	1,044,311
40,813		M.D.C. Holdings, Inc.	1,260,714
15,268		Matthews International Corp., Class A	649,195
34,520		Meredith Corp.	1,580,326
29,766	[2]	Murphy USA, Inc.	1,153,135
2,766	[2]	NVR, Inc.	3,190,332
74,462		New York Times Co., Class A	1,052,893
292,021	[2]	Office Depot, Inc.	1,427,983
17,165	[2]	Panera Bread Co.	2,902,087
207,880	[2,3]	Penney (J.C.) Co., Inc.	1,230,650
40,643		Polaris Industries, Inc.	5,088,504
54,136		Rent-A-Center, Inc.	1,350,152
64,586	[2]	Scientific Games Holdings Corp.	909,371
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
132,530		Service Corp. International	$2,345,781
51,282		Signet Jewelers Ltd.	4,079,483
45,865		Sothebys Holdings, Inc., Class A	2,197,851
28,766	[2]	Tempur Sealy International, Inc.	1,417,876
176,665		The Wendy's Co.	1,602,352
37,895		Thor Industries, Inc.	1,946,666
104,771	[2]	Toll Brothers, Inc.	3,850,334
38,589		Tupperware Brands Corp.	3,023,834
52,718	[2,3]	Under Armour, Inc., Class A	5,699,343
27,982		Wiley (John) & Sons, Inc., Class A	1,514,945
56,599		Williams-Sonoma, Inc.	3,085,777
		TOTAL	126,069,311
		Consumer Staples—3.7%
81,741		Church and Dwight, Inc.	5,278,834
90,540		Dean Foods Co.	1,430,532
45,010		Energizer Holdings, Inc.	4,253,445
108,055		Flowers Foods, Inc.	2,263,752
84,615	[3]	Green Mountain Coffee, Inc.	6,853,815
30,773	[2]	Hain Celestial Group, Inc.	2,827,731
76,212		Hillshire Brands Co.	2,714,671
47,737		Ingredion, Inc.	2,974,015
11,307		Lancaster Colony Corp.	982,804
12,067		Post Holdings, Inc.	645,947
121,404	[2]	SUPERVALU, Inc.	701,715
9,855	[3]	Tootsie Roll Industries, Inc.	299,001
38,923	[2]	United Natural Foods, Inc.	2,630,027
13,065		Universal Corp.	670,496
108,571	[2]	WhiteWave Foods Company, Class A	2,628,504
		TOTAL	37,155,289
		Energy—5.2%
111,146	[2]	Alpha Natural Resources, Inc.	631,309
47,331	[2]	Atwood Oceanics, Inc.	2,243,489
14,397	[2]	Bill Barrett Corp.	403,260
10,050		Carbo Ceramics, Inc.	1,156,956
56,353		Cimarex Energy Co.	5,521,467
40,629	[2]	Dresser-Rand Group, Inc.	2,315,853
26,858	[2]	Dril-Quip, Inc.	2,700,841
48,077		Energen Corp.	3,400,005
45,582	[2]	Gulfport Energy Corp.	2,778,223
61,845	[2]	Helix Energy Solutions Group, Inc.	1,261,020
127,546		HollyFrontier Corp.	5,905,380
68,373		Oceaneering International, Inc.	4,659,620
35,590	[2]	Oil States International, Inc.	3,343,681
93,610		Patterson-UTI Energy, Inc.	2,404,841
41,557	[2]	Rosetta Resources, Inc.	1,770,744
48,812		SM Energy Co.	4,039,681
122,555		Superior Energy Services, Inc.	2,897,200
30,010		Tidewater, Inc.	1,556,019
26,258	[2]	Unit Corp.	1,312,112
44,227		World Fuel Services Corp.	1,889,377
		TOTAL	52,191,078
2

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—22.2%
36,478	[2]	Affiliated Managers Group	$7,267,877
29,840		Alexander and Baldwin, Inc.	1,167,042
46,139		Alexandria Real Estate Equities, Inc.	3,235,728
10,518	[2]	Alleghany Corp.	3,916,167
53,516		American Campus Communities, Inc.	1,860,216
45,340		American Financial Group, Inc., Ohio	2,490,073
189,415		Apollo Investment Corp.	1,598,663
54,450		Aspen Insurance Holdings Ltd.	2,118,105
103,548		Associated Banc Corp.	1,705,436
50,698		Astoria Financial Corp.	671,242
51,265		BRE Properties, Inc., Class A	3,029,761
57,847		Bancorpsouth, Inc.	1,363,454
28,006		Bank of Hawaii Corp.	1,590,181
67,947		Berkley, W. R. Corp.	2,633,626
121,484		BioMed Realty Trust, Inc.	2,370,153
73,623		Brown & Brown	2,318,388
65,641		CBOE Holdings, Inc.	3,414,645
54,450		Camden Property Trust	3,366,099
49,099		Cathay Bancorp, Inc.	1,153,826
30,909		City National Corp.	2,236,266
52,333		Commerce Bancshares, Inc.	2,274,915
54,907		Corporate Office Properties Trust	1,364,439
88,888		Corrections Corp. of America	2,983,970
34,043		Cullen Frost Bankers, Inc.	2,519,863
207,885		Duke Realty Corp.	3,265,873
92,805		East West Bancorp, Inc.	3,105,255
90,415		Eaton Vance Corp.	3,442,099
40,611		Equity One, Inc.	920,245
25,048		Essex Property Trust, Inc.	3,966,852
34,102		Everest Re Group Ltd.	4,936,606
71,873		Extra Space Storage, Inc.	3,281,721
42,019		Federal Realty Investment Trust	4,580,071
72,698	[3,4]	Federated Investors, Inc.	1,954,849
173,043		Fidelity National Financial, Inc., Class A	5,457,776
86,593		First American Financial Corp.	2,244,491
157,469		First Horizon National Corp.	1,851,835
171,945		First Niagara Financial Group, Inc.	1,485,605
106,898		FirstMerit Corp.	2,175,374
122,102		Fulton Financial Corp.	1,507,960
82,511		Gallagher (Arthur J.) & Co.	3,814,484
7,616		Greenhill & Co., Inc.	395,651
53,249		HCC Insurance Holdings, Inc.	2,284,915
39,175		Hancock Holding Co.	1,355,455
26,465		Hanover Insurance Group, Inc.	1,469,601
55,661		Highwoods Properties, Inc.	2,067,250
27,808		Home Properties, Inc.	1,550,296
114,001		Hospitality Properties Trust	2,929,826
34,218		International Bancshares Corp.	801,043
87,336		Janus Capital Group, Inc.	959,823
28,792		Jones Lang LaSalle, Inc.	3,289,774
30,350		Kemper Corp.	1,115,362
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
43,505		Kilroy Realty Corp.	$2,297,064
92,650		Liberty Property Trust	3,372,460
74,639	[2]	MSCI, Inc., Class A	3,188,578
80,460		Mack-Cali Realty Corp.	1,627,706
33,697		Mercury General Corp.	1,544,333
47,075		Mid-American Apartment Communities, Inc.	3,038,220
63,640		National Retail Properties, Inc.	2,112,848
277,521		New York Community Bancorp, Inc.	4,493,065
149,263		Old Republic International Corp.	2,331,488
77,254	[3]	Omega Healthcare Investors	2,467,493
23,636		Potlatch Corp.	945,440
35,462		Primerica, Inc.	1,494,014
37,350		Prosperity Bancshares, Inc.	2,336,616
50,282		Protective Life Corp.	2,464,321
77,357		Raymond James Financial, Inc.	3,938,245
78,981		Rayonier, Inc.	3,495,699
120,707		Realty Income Corp.	4,922,431
60,240		Regency Centers Corp	2,899,954
44,063		Reinsurance Group of America, Inc.	3,290,184
27,492		RenaissanceRe Holdings Ltd.	2,493,799
94,035		SEI Investments Co.	3,202,832
61,812		SL Green Realty Corp.	5,796,111
117,353		Senior Housing Properties Trust	2,642,790
30,832	[2]	Signature Bank	3,763,354
27,995		StanCorp Financial Group, Inc.	1,798,679
33,653	[2]	SVB Financial Group	3,776,876
600,397		Synovus Financial Corp.	2,011,330
105,976		TCF Financial Corp.	1,706,214
42,207		Taubman Centers, Inc.	2,744,299
41,388		Trustmark Corp.	983,379
161,253		UDR, Inc.	3,924,898
118,633		Valley National Bancorp	1,149,554
53,405		Waddell & Reed Financial, Inc., Class A	3,461,712
63,682		Washington Federal, Inc.	1,393,362
58,043		Webster Financial Corp. Waterbury	1,761,025
69,478		Weingarten Realty Investors	2,014,167
7,621		WestAmerica Bancorp.	376,173
		TOTAL	222,120,940
		Health Care—9.3%
46,300	[2]	Align Technology, Inc.	2,751,146
131,127	[2]	Allscripts Healthcare Solutions, Inc.	2,171,463
16,697	[2]	Bio Rad Laboratories, Inc., Class A	2,122,523
29,969	[2]	Charles River Laboratories International, Inc.	1,694,148
84,664	[2]	Community Health Systems, Inc.	3,505,926
31,830		Cooper Cos., Inc.	3,955,833
35,080	[2]	Covance, Inc.	3,317,165
48,801	[2]	Cubist Pharmaceuticals, Inc.	3,566,865
74,298	[2]	Endo Health Solutions, Inc.	4,894,752
52,593	[2]	HMS Holdings Corp.	1,211,217
48,167	[2]	Health Net, Inc.	1,584,213
54,342	[2]	Henry Schein, Inc.	6,243,352
4

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
35,111		Hill-Rom Holdings, Inc.	$1,273,476
172,287	[2]	Hologic, Inc.	3,680,050
33,589	[2]	IDEXX Laboratories, Inc.	3,837,879
39,418	[2]	LifePoint Hospitals, Inc.	2,089,548
62,847	[2]	MEDNAX, Inc.	3,496,807
28,434	[2]	Mallinckrodt PLC	1,644,338
31,953	[2]	Masimo Corp.	934,625
18,739	[2]	Mettler Toledo International, Inc.	4,615,416
64,648		Omnicare, Inc.	4,037,914
37,819		Owens & Minor, Inc.	1,310,050
80,374	[3]	ResMed, Inc.	3,505,110
35,462	[2]	Salix Pharmaceuticals Ltd.	3,451,871
34,795	[2]	Sirona Dental Systems, Inc.	2,503,152
35,785		Steris Corp.	1,642,174
26,691		Techne Corp.	2,425,411
21,340		Teleflex, Inc.	1,998,278
37,160	[2]	Thoratec Laboratories Corp.	1,298,370
34,217	[2]	United Therapeutics Corp.	3,511,349
63,442		Universal Health Services, Inc., Class B	5,203,513
54,047	[2]	VCA Antech, Inc.	1,726,261
26,608	[2]	Wellcare Health Plans, Inc.	1,732,447
		TOTAL	92,936,642
		Industrials—16.4%
56,939		AGCO Corp.	3,036,557
27,836		Acuity Brands, Inc. Holding Company	3,536,285
59,787	[2]	Aecom Technology Corp.	1,714,093
50,883		Alaska Air Group, Inc.	4,023,319
16,824		Alliant Techsystems, Inc.	2,417,609
63,963	[2]	B/E Aerospace, Inc.	5,083,140
16,131		Brinks Co. (The)	510,385
31,790		CLARCOR, Inc.	1,761,802
40,016		Carlisle Cos., Inc.	2,982,392
33,779	[2]	Clean Harbors, Inc.	1,894,326
34,095		Con-way, Inc.	1,311,635
69,028	[2]	Copart, Inc.	2,366,280
27,870		Corporate Executive Board Co.	2,037,297
31,429		Crane Co.	1,985,056
42,311		Deluxe Corp.	2,054,199
86,847		Donaldson Co., Inc.	3,583,307
138,655		Donnelley (R.R.) & Sons Co.	2,560,958
19,839	[2]	Esterline Technologies Corp.	2,042,425
116,820		Exelis, Inc.	2,288,504
38,414	[2]	FTI Consulting, Inc.	1,424,007
96,375		Fortune Brands Home & Security, Inc.	4,342,657
28,063		GATX Corp.	1,624,848
15,346		General Cable Corp.	437,821
27,297	[2]	Genesee & Wyoming, Inc., Class A	2,466,011
38,759		Graco, Inc.	2,693,363
26,090		Granite Construction, Inc.	868,536
26,739		HNI Corp.	917,415
70,525		Harsco Corp.	1,790,630
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
34,075		Hubbell, Inc., Class B	$3,977,575
58,080		Hunt (J.B.) Transportation Services, Inc.	4,358,904
30,881		Huntington Ingalls Industries, Inc.	2,934,313
52,351		IDEX Corp.	3,769,795
69,950		ITT Corp.	2,864,452
195,874	[2,3]	Jet Blue Airways Corp.	1,715,856
92,221		KBR, Inc.	2,886,517
49,935		Kennametal, Inc.	2,164,183
36,695	[2]	Kirby Corp.	3,661,794
28,288		Landstar System, Inc.	1,624,863
29,387		Lennox International, Inc.	2,543,739
52,232		Lincoln Electric Holdings	3,614,454
30,561		MSC Industrial Direct Co.	2,567,735
49,568		Manpower Group, Inc.	3,861,347
23,484		Matson, Inc.	561,972
36,674		Miller Herman, Inc.	1,027,972
18,438		Mine Safety Appliances Co.	928,906
37,881		Nordson Corp.	2,625,911
45,749	[2]	Old Dominion Freight Lines, Inc.	2,481,426
53,812		OshKosh Truck Corp.	2,913,382
28,056		Regal Beloit Corp.	2,078,669
41,241		Rollins, Inc.	1,188,566
28,258		SPX Corp.	2,813,649
49,311		Smith (A.O.) Corp.	2,328,465
72,080		Terex Corp.	2,955,280
50,678		Timken Co.	2,854,692
42,293		Towers Watson & Company	4,944,898
41,861		Trinity Industries, Inc.	2,437,566
32,679		Triumph Group, Inc.	2,235,897
57,480		URS Corp.	2,885,496
55,217		UTI Worldwide, Inc.	864,698
65,889	[2,3]	United Rentals, Inc.	5,333,056
13,951		Valmont Industries, Inc.	2,042,147
62,947		Wabtec Corp.	4,646,118
77,042		Waste Connections, Inc.	3,149,477
18,122		Watsco, Inc.	1,714,704
47,662	[3]	Werner Enterprises, Inc.	1,242,072
37,388		Woodward Governor Co.	1,602,076
		TOTAL	164,157,479
		Information Technology—15.0%
55,332	[2,3]	3D Systems Corp.	4,300,956
24,274	[2]	ACI Worldwide, Inc.	1,471,247
40,172	[2]	AOL, Inc.	1,851,126
50,687	[2]	Acxiom Corp.	1,822,705
33,353		Adtran, Inc.	846,833
532,500	[2,3]	Advanced Micro Devices, Inc.	1,826,475
26,814	[2]	Advent Software, Inc.	881,108
59,556	[2]	Ansys, Inc.	4,676,933
62,905	[2]	Arrow Electronics, Inc.	3,232,059
331,492	[2]	Atmel Corp.	2,771,273
76,714		Avnet, Inc.	3,150,644
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
77,287		Broadridge Financial Solutions	$2,804,745
45,432	[2]	CIENA Corp.	1,059,929
182,880	[2]	Cadence Design Systems, Inc.	2,582,266
29,940	[2]	Commvault Systems, Inc.	2,067,956
186,597		Compuware Corp.	1,892,094
25,878	[2]	Concur Technologies, Inc.	3,140,037
61,617		Convergys Corp.	1,255,138
57,241	[2]	CoreLogic, Inc.	1,823,126
79,074	[2]	Cree, Inc.	4,777,651
86,114	[2]	Cypress Semiconductor Corp.	864,585
24,409		DST Systems, Inc.	2,221,219
41,215		Diebold, Inc.	1,384,412
29,380	[2]	Equinix, Inc.	5,441,176
21,159		FactSet Research Systems	2,237,987
21,623		Fair Isaac & Co., Inc.	1,175,426
118,683	[2]	Fairchild Semiconductor International, Inc., Class A	1,514,395
92,707	[2]	Fortinet, Inc.	1,965,388
59,236	[2]	Gartner Group, Inc., Class A	4,166,068
47,691		Global Payments, Inc.	3,151,898
54,613		Henry Jack & Associates, Inc.	3,046,313
70,568	[2]	Informatica Corp.	2,848,124
114,661	[2]	Ingram Micro, Inc., Class A	2,868,818
94,145	[2]	Integrated Device Technology, Inc.	908,499
24,327		InterDigital, Inc.	699,401
45,763	[2]	International Rectifier Corp.	1,190,296
77,938		Intersil Holding Corp.	883,817
24,984	[2]	Itron, Inc.	1,008,854
152,518	[2]	JDS Uniphase Corp.	2,026,964
36,201	[3]	Leidos Holdings, Inc.	1,641,353
52,202		Lexmark International, Inc., Class A	2,045,796
39,640	[2]	MICROS Systems Corp.	2,201,209
12,049		ManTech International Corp., Class A	350,626
62,785		Mentor Graphics Corp.	1,305,928
107,185	[2]	NCR Corp.	3,771,840
60,403		National Instruments Corp.	1,751,687
29,337	[2]	Neustar, Inc., Class A	994,231
76,865	[2]	PTC, Inc.	2,742,543
26,325		Plantronics, Inc.	1,130,132
93,686	[2]	Polycom, Inc.	1,117,674
192,769	[2]	RF Micro Devices, Inc.	1,027,459
76,350	[2,3]	Rackspace Hosting, Inc.	2,779,903
108,116	[2]	Riverbed Technology, Inc.	2,132,048
87,791	[2]	Rovi Corp.	1,862,047
24,178		Science Applications International Corp.	894,828
46,841	[2]	Semtech Corp.	1,068,443
24,866	[2]	Silicon Laboratories, Inc.	1,174,670
136,497	[2]	Skyworks Solutions, Inc.	4,129,034
44,437	[2]	Solarwinds, Inc.	1,772,592
43,634		Solera Holdings, Inc.	2,916,060
123,675	[2]	SunEdison, Inc.	1,720,319
99,096	[2]	Synopsys, Inc.	3,949,967
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
23,784	[2]	Tech Data Corp.	$1,282,433
97,821		Teradyne, Inc.	1,840,013
103,002	[2]	Tibco Software, Inc.	2,192,913
162,776	[2]	Trimble Navigation Ltd.	5,262,548
18,133	[2]	ValueClick, Inc.	389,860
73,564	[2]	Verifone Systems, Inc.	2,134,092
81,491	[2]	Vishay Intertechnology, Inc.	1,106,648
25,817	[2]	WEX, Inc.	2,126,288
31,395	[2]	Zebra Technologies Co., Class A	1,725,469
		TOTAL	150,378,594
		Materials—6.8%
52,095		Albemarle Corp.	3,343,457
42,350		Aptargroup, Inc.	2,701,930
46,397		Ashland, Inc.	4,306,106
37,108		Cabot Corp.	1,806,046
34,753		Carpenter Technology Corp.	2,019,497
70,166		Commercial Metals Corp.	1,337,364
21,158		Compass Minerals International, Inc.	1,663,442
23,251		Cytec Industries, Inc.	2,091,892
25,903		Domtar Corp.	2,782,241
33,318		Eagle Materials, Inc.	2,623,792
28,880		Greif, Inc., Class A	1,462,194
17,409	[2]	Intrepid Potash, Inc.	255,912
117,894	[2]	Louisiana-Pacific Corp.	2,066,682
25,305		Martin Marietta Materials	2,758,498
23,067		Minerals Technologies, Inc.	1,192,103
7,186		Newmarket Corp.	2,406,304
32,613		Olin Corp.	838,480
70,511		Packaging Corp. of America	4,555,011
83,712		RPM International, Inc.	3,320,855
48,430		Reliance Steel & Aluminum Co.	3,387,678
45,378		Rock-Tenn Co.	4,604,959
42,254		Royal Gold, Inc.	2,363,689
27,466		Scotts Co.	1,631,206
34,118		Sensient Technologies Corp.	1,669,053
17,527		Silgan Holdings, Inc.	803,262
63,204		Sonoco Products Co.	2,615,382
140,319		Steel Dynamics, Inc.	2,315,264
53,161		Valspar Corp.	3,736,155
35,464		Worthington Industries, Inc.	1,437,711
		TOTAL	68,096,165
		Telecommunication Services—0.5%
108,948	[2]	TW Telecom, Inc.	3,209,608
81,308		Telephone and Data System, Inc.	2,196,942
		TOTAL	5,406,550
		Utilities—4.5%
69,426		Alliant Energy Corp.	3,607,375
112,008		Aqua America, Inc.	2,682,592
56,382		Atmos Energy Corp.	2,706,900
26,801		Black Hills Corp.	1,469,499
36,848		Cleco Corp.	1,800,393
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
118,274		Great Plains Energy, Inc.	$2,919,002
60,300		Hawaiian Electric Industries, Inc.	1,569,006
30,436		Idacorp, Inc.	1,604,890
136,540		MDU Resources Group, Inc.	4,374,742
53,598		National Fuel Gas Co.	4,039,145
124,705		OGE Energy Corp.	4,248,699
33,151	[2]	ONE Gas, Inc., W/I	1,131,112
70,818		PNM Resources, Inc.	1,745,664
110,456		Questar Corp.	2,575,834
71,046		UGI Corp.	3,082,686
50,282		Vectren Corp.	1,836,299
30,712		WGL Holdings, Inc.	1,160,299
96,432		Westar Energy, Inc.	3,198,649
		TOTAL	45,752,786
		TOTAL COMMON STOCKS (IDENTIFIED COST $584,857,476)	964,264,834
		INVESTMENT COMPANY—6.2%
61,585,090	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	61,585,090
		TOTAL INVESTMENTS—102.4% (IDENTIFIED COST $646,442,566)[7]	1,025,849,924
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[8]	(24,037,312)
		TOTAL NET ASSETS—100%	$1,001,812,612
At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 E-mini Long Futures	296	$38,784,880	March 2014	$(251,539)
The average notional value of long futures contracts held by the Fund throughout the period was $37,459,430. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
9

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $38,784,880 at January 31, 2014, which represents 3.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 102.9%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$32,657,801	$33,547,300
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2014, the cost of investments for federal tax purposes was $646,442,566. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $379,407,358. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $386,110,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,703,267.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 1 input, in valuing the Fund's assets.
11
Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—96.1%[1]
		Consumer Discretionary—12.0%
13,013	[2]	Amazon.com, Inc.	$4,667,633
1,069	[2]	AutoZone, Inc.	529,219
11,726	[2]	Bed Bath & Beyond, Inc.	748,705
20,954		Best Buy Co., Inc.	493,257
7,600		Block (H&R), Inc.	231,040
6,882		BorgWarner, Inc.	369,563
18,423		CBS Corp., Class B	1,081,799
24,322		Cablevision Systems Corp., Class A	390,125
6,525	[2]	CarMax, Inc.	294,343
22,157		Carnival Corp.	868,333
1,108	[2]	Chipotle Mexican Grill, Inc.	611,572
9,364		Coach, Inc.	448,442
89,442		Comcast Corp., Class A	4,870,117
7,133	[2]	Discovery Communications, Inc.	569,071
3,415		Darden Restaurants, Inc.	168,838
8,803		Delphi Automotive PLC	536,015
20,968	[2]	DirecTV	1,455,808
9,287	[2]	Dollar General Corp.	523,044
6,138	[2]	Dollar Tree, Inc.	310,092
3,740		Expedia, Inc.	243,025
3,216		Family Dollar Stores, Inc.	198,813
154,955		Ford Motor Co.	2,318,127
1,217	[2]	Fossil Group, Inc.	136,097
2,491		GameStop Corp.	87,359
5,898		Gannett Co., Inc.	162,372
8,008		Gap (The), Inc.	304,945
3,043		Garmin Ltd.	137,087
38,032		General Motors Co.	1,372,195
4,683		Genuine Parts Co.	385,177
20,463		Goodyear Tire & Rubber Co.	484,155
585	[2]	Grahm Holdings, Co.	366,245
6,818		Harley Davidson, Inc.	420,602
1,715		Harman International Industries, Inc.	177,382
48,175		Home Depot, Inc.	3,702,249
27,449		International Game Technology	396,089
22,595		Johnson Controls, Inc.	1,042,081
1,725		Kohl's Corp.	87,337
13,737		L Brands, Inc.	719,269
14,201		Leggett and Platt, Inc.	426,314
35,114		Lowe's Cos., Inc.	1,625,427
11,763		Macy's, Inc.	625,792
2,175		Marriott International, Inc., Class A	107,227
10,453		Mattel, Inc.	395,541
34,173		McDonald's Corp.	3,218,071
6,108	[2]	Michael Kors Holdings Ltd.	488,212
1,729	[2]	Mohawk Industries, Inc.	245,829
2,566	[2]	NetFlix, Inc.	1,050,341

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
8,160		Newell Rubbermaid, Inc.	$252,144
34,225	[2]	News Corp., Class A	546,231
25,276		Nike, Inc., Class B	1,841,357
3,998		Nordstrom, Inc.	229,685
3,304	[2]	O'Reilly Automotive, Inc.	432,758
8,177		Omnicom Group, Inc.	593,487
2,375		PVH Corp.	287,066
4,038		PetSmart, Inc.	254,394
1,773	[2]	Priceline.com, Inc.	2,029,890
26,112		Pulte Group, Inc.	530,596
3,837		Ralph Lauren Corp.	601,987
8,015		Ross Stores, Inc.	544,299
3,043		Scripps Networks Interactive	220,678
18,799		Staples, Inc.	247,395
30,005		Starbucks Corp.	2,133,956
5,920		Starwood Hotels & Resorts	442,283
24,838		TJX Cos., Inc.	1,424,708
20,979		Target Corp.	1,188,251
4,189		Tiffany & Co.	348,483
9,371		Time Warner Cable, Inc.	1,248,873
30,529		Time Warner, Inc.	1,918,137
4,263		Tractor Supply Co.	283,532
263	[2]	TripAdvisor, Inc.	20,301
66,342		Twenty-First Century Fox, Inc.	2,111,002
5,338	[2]	Urban Outfitters, Inc.	191,207
11,275		V.F. Corp.	659,024
13,412		Viacom, Inc., Class B - New	1,101,125
55,970		Walt Disney Co.	4,063,982
4,665		Whirlpool Corp.	621,844
3,750		Wyndham Worldwide Corp.	266,025
4,222		Wynn Resorts Ltd.	917,947
14,634		Yum Brands, Inc.	982,673
		TOTAL	68,625,696
		Consumer Staples—9.4%
76,982		Altria Group, Inc.	2,711,306
29,851		Archer-Daniels-Midland Co.	1,178,517
26,230		Avon Products, Inc.	390,565
5,514		Beam, Inc.	459,316
5,487		Brown-Forman Corp., Class B	422,499
45,405		CVS Corp.	3,074,827
4,897		Campbell Soup Co.	201,805
3,849		Clorox Co.	339,751
7,110		Coca-Cola Enterprises, Inc.	307,792
34,978		Colgate-Palmolive Co.	2,141,703
12,922		ConAgra Foods, Inc.	410,790
9,316	[2]	Constellation Brands, Inc., Class A	714,258
14,811		Costco Wholesale Corp.	1,664,164
5,819		Dr. Pepper Snapple Group, Inc.	278,614
8,088		Estee Lauder Cos., Inc., Class A	555,969
21,159		General Mills, Inc.	1,016,055
4,731		Hershey Foods Corp.	470,261

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
5,510		Hormel Foods Corp.	$250,374
7,986		Kellogg Co.	463,028
15,818		Kimberly-Clark Corp.	1,730,015
19,634		Kraft Foods Group, Inc.	1,027,840
22,582		Kroger Co.	815,210
12,000		Lorillard, Inc.	590,640
5,426		McCormick & Co., Inc.	348,241
6,306		Mead Johnson Nutrition Co.	484,868
10,634		Molson Coors Brewing Co., Class B	559,774
59,224		Mondelez International, Inc.	1,939,586
660	[2]	Monster Beverage Corp.	44,814
52,560		PepsiCo, Inc.	4,223,722
55,270		Philip Morris International, Inc.	4,318,798
93,667		Procter & Gamble Co.	7,176,766
9,752		Reynolds American, Inc.	472,972
6,812		Safeway, Inc.	212,807
3,919		Smucker (J.M.) Co.	377,752
28,032		Sysco Corp.	983,363
131,361		The Coca-Cola Co.	4,968,073
7,832		Tyson Foods, Inc., Class A	292,917
52,463		Wal-Mart Stores, Inc.	3,917,937
29,262		Walgreen Co.	1,678,176
11,855		Whole Foods Market, Inc.	619,542
		TOTAL	53,835,407
		Energy—9.5%
16,797		Anadarko Petroleum Corp.	1,355,350
13,183		Apache Corp.	1,058,068
14,710		Baker Hughes, Inc.	833,174
8,574		CONSOL Energy, Inc.	320,239
14,314		Cabot Oil & Gas Corp., Class A	572,274
8,758	[2]	Cameron International Corp.	525,217
15,527		Chesapeake Energy Corp.	417,832
66,297		Chevron Corp.	7,400,734
41,699		ConocoPhillips	2,708,350
9,305		Denbury Resources, Inc.	149,531
13,431		Devon Energy Corp.	795,384
8,003		Diamond Offshore Drilling, Inc.	388,466
11,146		EOG Resources, Inc.	1,841,765
5,151		EQT Corp.	478,064
2,670		Ensco PLC	134,488
151,093		Exxon Mobil Corp.	13,924,731
7,224	[2]	FMC Technologies, Inc.	357,155
28,738		Halliburton Co.	1,408,449
3,387		Helmerich & Payne, Inc.	298,191
13,441		Hess Corp.	1,014,661
22,862		Kinder Morgan, Inc.	777,537
22,522		Marathon Oil Corp.	738,496
9,816		Marathon Petroleum Corp.	854,483
5,193		Murphy Oil Corp.	293,976
8,340		Nabors Industries Ltd.	142,447
14,110		National-Oilwell, Inc.	1,058,391

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
16,058	[2]	Newfield Exploration Co.	$397,757
7,061	[2]	Noble Corp. PLC	219,103
11,604		Noble Energy, Inc.	723,277
27,367		Occidental Petroleum Corp.	2,396,528
6,208		Peabody Energy Corp.	105,846
20,074		Phillips 66	1,467,209
4,624		Pioneer Natural Resources, Inc.	782,936
5,384		QEP Resources, Inc.	166,312
5,238		Range Resources Corp.	451,463
2,695	[2]	Rowan Companies PLC, Class A	84,542
45,859		Schlumberger Ltd.	4,015,873
12,342	[2]	Southwestern Energy Co.	502,196
21,702		Spectra Energy Corp.	780,187
10,515		Transocean Ltd.	455,089
17,664		Valero Energy Corp.	902,630
21,144	[2]	WPX Energy, Inc.	402,793
23,899		Williams Companies, Inc.	967,670
		TOTAL	54,668,864
		Financials—15.3%
11,221		Ace, Ltd.	1,052,642
15,297		Aflac, Inc.	960,346
14,729		Allstate Corp.	754,125
31,344		American Express Co.	2,664,867
45,388		American International Group, Inc.	2,176,808
13,010		American Tower Corp.	1,052,249
6,230		Ameriprise Financial, Inc.	658,137
13,906		Aon PLC	1,118,877
3,053		Apartment Investment & Management Co., Class A	85,392
1,670		Assurant, Inc.	109,135
1,887		Avalonbay Communities, Inc.	233,045
23,004		BB&T Corp.	860,580
367,027		Bank of America Corp.	6,147,702
64,965	[2]	Berkshire Hathaway, Inc., Class B	7,250,094
4,228		Blackrock, Inc.	1,270,387
5,136		Boston Properties, Inc.	555,150
19,880	[2]	CBRE Group, Inc.	527,615
10,511		CME Group, Inc.	785,802
23,950		Capital One Financial Corp.	1,691,109
8,104		Chubb Corp.	685,112
10,771		Cincinnati Financial Corp.	521,855
111,019		Citigroup, Inc.	5,265,631
5,166		Comerica, Inc.	236,603
15,612		Discover Financial Services	837,584
7,209	[2]	E*Trade Financial Corp.	144,324
10,618		Equity Residential Properties Trust	588,025
43,768		Fifth Third Bancorp	920,003
13,618		Franklin Resources, Inc.	708,272
4,630		General Growth Properties, Inc.	93,248
35,639	[2]	Genworth Financial, Inc., Class A	525,675
14,299		Goldman Sachs Group, Inc.	2,346,752
22,918		HCP, Inc.	897,240

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
7,162		Hartford Financial Services Group, Inc.	$238,136
5,174		Health Care REIT, Inc.	299,678
27,125		Host Hotels & Resorts, Inc.	498,829
10,460		Hudson City Bancorp, Inc.	94,558
22,861		Huntington Bancshares, Inc.	207,349
4,025	[2]	IntercontinentalExchange Group, Inc.	840,380
13,727		Invesco Ltd.	456,423
135,465		JPMorgan Chase & Co.	7,499,342
26,861		KeyCorp	342,746
16,897		Kimco Realty Corp.	353,316
833		Leucadia National Corp.	22,766
7,936		Lincoln National Corp.	381,166
9,386		Loews Corp.	418,522
2,060		M & T Bank Corp.	229,711
5,472		Macerich Co. (The)	309,715
17,850		Marsh & McLennan Cos., Inc.	815,923
8,668		McGraw Hill Financial, Inc.	659,115
37,797		MetLife, Inc.	1,853,943
5,822		Moody's Corp.	434,205
46,266		Morgan Stanley	1,365,310
2,537		NASDAQ OMX Group, Inc.	96,787
6,894		Northern Trust Corp.	415,157
17,786		PNC Financial Services Group	1,420,746
8,435		People's United Financial, Inc.	119,861
4,868		Plum Creek Timber Co., Inc.	209,665
8,237		Principal Financial Group	358,886
16,821		Progressive Corp., Ohio	390,920
18,799		ProLogis, Inc.	728,649
15,419		Prudential Financial	1,301,209
5,374		Public Storage	846,889
74,481		Regions Financial Corp.	757,472
27,027		SLM Holding Corp.	615,135
39,021		Schwab (Charles) Corp.	968,501
10,409		Simon Property Group, Inc.	1,611,730
14,428		State Street Corp.	965,955
17,121		SunTrust Banks, Inc.	633,819
9,754		T. Rowe Price Group, Inc.	765,104
38,143		The Bank of New York Mellon Corp.	1,219,050
15,984		The Travelers Cos, Inc.	1,299,180
2,397		Torchmark Corp.	180,135
62,025		U.S. Bancorp	2,464,253
7,342		Unum Group	236,412
5,749		Ventas, Inc.	358,680
6,646		Vornado Realty Trust	610,302
165,222		Wells Fargo & Co.	7,491,165
18,587		Weyerhaeuser Co.	555,380
7,914		XL Group PLC	227,448
4,527		Zions Bancorp	130,151
		TOTAL	88,024,160
		Health Care—13.0%
52,171		Abbott Laboratories	1,912,589

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
61,006		AbbVie, Inc.	$3,003,325
5,738	[2]	Actavis PLC	1,084,367
11,952		Aetna, Inc.	816,680
10,953		Agilent Technologies, Inc.	636,917
7,026	[2]	Alexion Pharmaceuticals, Inc.	1,115,237
10,625		Allergan, Inc.	1,217,625
7,169		AmerisourceBergen Corp.	481,900
25,721		Amgen, Inc.	3,059,513
2,557		Bard (C.R.), Inc.	331,362
22,859		Baxter International, Inc.	1,561,270
6,228		Becton, Dickinson & Co.	673,371
8,084	[2]	Biogen Idec, Inc.	2,527,382
42,188	[2]	Boston Scientific Corp.	570,804
56,145		Bristol-Myers Squibb Co.	2,805,566
8,956		CIGNA Corp.	772,992
11,028		Cardinal Health, Inc.	750,124
7,117	[2]	CareFusion Corp.	290,160
13,959	[2]	Celgene Corp.	2,120,791
11,266	[2]	Cerner Corp.	640,923
15,449		Covidien PLC	1,054,240
10,429	[2]	DaVita HealthCare Partners, Inc.	677,155
4,463		Dentsply International, Inc.	205,923
4,233	[2]	Edwards Lifesciences Corp.	275,653
24,249	[2]	Express Scripts Holding Co.	1,811,158
8,195	[2]	Forest Laboratories, Inc., Class A	543,328
52,548	[2]	Gilead Sciences, Inc.	4,237,996
6,164	[2]	Hospira, Inc.	271,278
4,844		Humana, Inc.	471,321
1,414	[2]	Intuitive Surgical, Inc.	576,318
97,960		Johnson & Johnson	8,666,521
2,419	[2]	Laboratory Corp. of America Holdings	217,299
39,519		Lilly (Eli) & Co.	2,134,421
7,657		McKesson Corp.	1,335,457
33,686		Medtronic, Inc.	1,905,280
101,157		Merck & Co., Inc.	5,358,286
19,470	[2]	Mylan, Inc.	884,133
4,146		PerkinElmer, Inc.	180,766
4,333	[2]	Perrigo Co. PLC	674,475
223,193		Pfizer, Inc.	6,785,067
1,750	[2]	Regeneron Pharmaceuticals, Inc.	505,032
9,230		St. Jude Medical, Inc.	560,538
10,316		Stryker Corp.	800,522
9,522	[2]	Tenet Healthcare Corp.	438,107
15,005		Thermo Fisher Scientific, Inc.	1,727,676
34,183		UnitedHealth Group, Inc.	2,470,747
4,046	[2]	Varian Medical Systems, Inc.	328,980
8,234	[2]	Vertex Pharmaceuticals, Inc.	650,815
2,747	[2]	Waters Corp.	297,418
13,475		Wellpoint, Inc.	1,158,850
5,904		Zimmer Holdings, Inc.	554,799

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
15,574		Zoetis, Inc.	$472,827
		TOTAL	74,605,284
		Industrials—10.4%
22,272		3M Co.	2,855,048
7,392		AMETEK, Inc.	365,313
1,950	[2]	Allegion PLC	96,233
23,578		Boeing Co.	2,953,380
608		C.H. Robinson Worldwide, Inc.	35,592
33,090		CSX Corp.	890,452
25,126		Caterpillar, Inc.	2,359,583
2,532		Cintas Corp.	144,501
5,622		Cummins, Inc.	713,882
20,719		Danaher Corp.	1,541,286
16,490		Deere & Co.	1,417,480
38,888		Delta Air Lines, Inc.	1,190,362
5,302		Dover Corp.	458,941
15,726		Eaton Corp PLC	1,149,413
23,604		Emerson Electric Co.	1,556,448
4,067		Equifax, Inc.	284,934
7,964		Expeditors International Washington, Inc.	325,409
10,722		Fastenal Co.	471,017
9,917		FedEx Corp.	1,322,134
4,083		Flowserve Corp.	295,323
4,949		Fluor Corp.	375,926
11,796		General Dynamics Corp.	1,195,053
349,095		General Electric Co.	8,772,757
26,758		Honeywell International, Inc.	2,441,132
13,475		Illinois Tool Works, Inc.	1,062,773
8,361		Ingersoll-Rand PLC	491,543
7,282		Iron Mountain, Inc.	192,318
3,683	[2]	Jacobs Engineering Group, Inc.	223,595
3,824		Kansas City Southern Industries, Inc.	403,776
5,726		L-3 Communications Holdings, Inc.	635,987
11,206		Lockheed Martin Corp.	1,691,097
9,828		Masco Corp.	207,960
7,483		Nielsen Holdings N.V.	316,456
10,113		Norfolk Southern Corp.	936,363
7,216		Northrop Grumman Corp.	833,809
11,321		PACCAR, Inc.	633,976
4,250		Pall Corp.	340,425
4,699		Parker-Hannifin Corp.	532,726
3,207		Pentair Ltd.	238,376
5,010		Precision Castparts Corp.	1,276,298
16,516	[2]	Quanta Services, Inc.	514,804
10,471		Raytheon Co.	995,478
17,968		Republic Services, Inc.	575,515
3,487		Robert Half International, Inc.	145,687
2,426		Rockwell Automation, Inc.	278,602
4,487		Rockwell Collins	339,038
3,240		Roper Industries, Inc.	444,658
2,112		Ryder Systems, Inc.	150,353

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
1,469		Snap-On, Inc.	$147,120
37,523		Southwest Airlines Co.	786,107
4,684		Stanley Black & Decker, Inc.	362,542
5,355	[2]	Stericycle, Inc.	626,856
8,239		Textron, Inc.	292,485
14,211		The ADT Corp.	426,898
16,490		Tyco International Ltd.	667,680
15,770		Union Pacific Corp.	2,747,765
27,700		United Parcel Service, Inc.	2,637,871
28,823		United Technologies Corp.	3,286,398
1,979		W. W. Grainger, Inc.	464,036
13,811		Waste Management, Inc.	577,024
4,752		Xylem, Inc.	158,527
		TOTAL	59,854,521
		Information Technology—18.2%
21,387		Accenture PLC	1,708,394
16,958	[2]	Adobe Systems, Inc.	1,003,744
7,233	[2]	Akamai Technologies, Inc.	344,869
569	[2]	Alliance Data Systems Corp.	136,367
2,814		Altera Corp.	94,072
2,285		Amphenol Corp., Class A	198,521
11,774		Analog Devices, Inc.	568,331
31,128		Apple, Inc.	15,582,677
43,055		Applied Materials, Inc.	724,185
8,690	[2]	Autodesk, Inc.	445,362
17,434		Automatic Data Processing, Inc.	1,335,444
18,961		Broadcom Corp.	564,279
9,686		CA, Inc.	310,727
183,092		Cisco Systems, Inc.	4,011,546
7,426	[2]	Citrix Systems, Inc.	401,524
10,768	[2]	Cognizant Technology Solutions Corp.	1,043,635
10,196		Computer Sciences Corp.	615,940
47,043		Corning, Inc.	809,610
69,217		EMC Corp. Mass	1,677,820
41,505	[2]	eBay, Inc.	2,208,066
4,133		FLIR Systems, Inc.	131,099
3,205	[2]	F5 Networks, Inc.	342,935
51,970	[2]	Facebook, Inc.	3,251,763
15,494		Fidelity National Information Services, Inc.	785,546
7,980	[2]	First Solar, Inc.	403,628
7,977	[2]	Fiserv, Inc.	447,111
9,765	[2]	Google, Inc.	11,532,172
2,930		Harris Corp.	203,166
64,830		Hewlett-Packard Co.	1,880,070
183,724		Intel Corp.	4,508,587
35,126		International Business Machines Corp.	6,206,062
10,640		Intuit, Inc.	779,380
21,865		Jabil Circuit, Inc.	392,914
27,442	[2]	Juniper Networks, Inc.	730,232
5,893		KLA-Tencor Corp.	362,243
23,902		LSI Logic Corp.	263,639

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
5,431	[2]	Lam Research Corp.	$274,863
9,362		Linear Technology Corp.	416,983
36,341		Mastercard, Inc., Class A	2,750,287
727		Microchip Technology, Inc.	32,613
24,424	[2]	Micron Technology, Inc.	562,729
262,675		Microsoft Corp.	9,942,249
7,134		Motorola Solutions, Inc.	455,149
2,431		NVIDIA Corp.	38,167
11,881		NetApp, Inc.	503,042
121,132		Oracle Corp.	4,469,771
17,823		Paychex, Inc.	745,358
58,603		Qualcomm, Inc.	4,349,515
7,568	[2]	Red Hat, Inc.	427,592
19,940	[2]	Salesforce.com, Inc.	1,206,968
7,444		Sandisk Corp.	517,730
16,445		Seagate Technology	869,283
24,294		Symantec Corp.	520,134
13,279		TE Connectivity Ltd.	750,396
4,366	[2]	Teradata Corporation	179,530
37,729		Texas Instruments, Inc.	1,599,710
3,998		Total System Services, Inc.	119,460
17,918		Visa, Inc., Class A Shares	3,860,075
10,572		Western Digital Corp.	910,989
36,065		Western Union Co.	555,401
66,078		Xerox Corp.	716,946
10,501		Xilinx, Inc.	487,456
32,073	[2]	Yahoo, Inc.	1,155,269
		TOTAL	104,423,325
		Materials—3.2%
6,817		Air Products & Chemicals, Inc.	716,739
1,798		Airgas, Inc.	185,625
14,217		Alcoa, Inc.	163,638
3,881		Allegheny Technologies, Inc.	122,019
8,529		Avery Dennison Corp.	420,224
3,901		Ball Corp.	199,692
2,127		Bemis Co., Inc.	81,911
3,186		CF Industries Holdings, Inc.	735,520
2,577	[3]	Cliffs Natural Resources, Inc.	49,788
40,881		Dow Chemical Co.	1,860,494
31,248		Du Pont (E.I.) de Nemours & Co.	1,906,440
4,608		Eastman Chemical Co.	359,240
8,866		Ecolab, Inc.	891,388
792		FMC Corp.	55,939
34,344		Freeport-McMoRan Copper & Gold, Inc.	1,113,089
2,190		International Flavors & Fragrances, Inc.	189,829
14,230		International Paper Co.	679,340
18,751		LyondellBasell Industries NV, Class A	1,476,829
4,710		MeadWestvaco Corp.	169,890
18,402		Monsanto Co.	1,960,733
10,602		Mosaic Co./The	473,485
18,560		Newmont Mining Corp.	400,896

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
10,447		Nucor Corp.	$505,112
14,105	[2]	Owens-Illinois, Inc.	451,924
4,630		PPG Industries, Inc.	844,327
9,788		Praxair, Inc.	1,220,759
5,041		Sealed Air Corp.	157,229
2,700		Sherwin-Williams Co.	494,802
4,412		Sigma-Aldrich Corp.	410,184
4,009		Vulcan Materials Co.	247,476
		TOTAL	18,544,561
		Telecommunication Services—2.2%
191,152		AT&T, Inc.	6,369,185
18,599		CenturyLink, Inc.	536,767
10,819		Crown Castle International Corp.	767,716
98,205		Verizon Communications	4,715,804
57,531	[3]	Windstream Holdings, Inc.	430,332
		TOTAL	12,819,804
		Utilities—2.9%
42,782		AES Corp.	601,515
9,925		Ameren Corp.	375,562
15,763		American Electric Power Co., Inc.	769,392
7,184		CMS Energy Corp.	199,643
12,507		CenterPoint Energy, Inc.	292,664
9,136		Consolidated Edison Co.	497,090
10,281		DTE Energy Co.	701,370
19,566		Dominion Resources, Inc.	1,328,727
20,528		Duke Energy Corp.	1,449,687
17,143		Edison International	825,607
5,298		Entergy Corp.	333,933
27,801		Exelon Corp.	806,229
23,506		FirstEnergy Corp.	740,204
1,744		Integrys Energy Group, Inc.	94,769
9,207		NRG Energy, Inc.	256,415
14,333		NextEra Energy, Inc.	1,317,633
9,255		NiSource, Inc.	318,094
4,521		Northeast Utilities Co.	198,020
6,295		ONEOK, Inc.	431,145
15,180		PG & E Corp.	639,837
20,054		PPL Corp.	613,051
11,556		Pepco Holdings, Inc.	224,533
3,575		Pinnacle West Capital Corp.	188,152
15,892		Public Service Enterprises Group, Inc.	529,839
3,689		SCANA Corp.	174,379
7,432		Sempra Energy	689,021
30,237		Southern Co.	1,246,974
3,969		TECO Energy, Inc.	65,012
7,856		Wisconsin Energy Corp.	335,215
15,325		Xcel Energy, Inc.	443,046
		TOTAL	16,686,758
		TOTAL COMMON STOCKS (IDENTIFIED COST $184,768,592)	552,088,380

Shares			Value
		INVESTMENT COMPANY—2.6%
14,779,488	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	$14,779,488
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $199,548,080)[7]	566,867,868
		OTHER ASSETS AND LIABILITIES - NET—1.3%[8]	7,755,625
		TOTAL NET ASSETS—100%	$574,623,493
At January 31, 2014, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-Mini Index Long Futures	55	$4,885,650	March 2014	$(72,664)
2S&P 500 Index Long Futures	41	$18,210,150	March 2014	$(331,408)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(404,072)
The average notional value of long contracts held by the Fund throughout the period was $22,093,810. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $23,095,800 at January 31, 2014, which represents 4.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 101.6%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$505,780	$515,343
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2014, the cost of investments for federal tax purposes was $199,548,080. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $367,319,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $367,968,295 and net unrealized depreciation from investments for those securities having an excess of cost over value of $648,507.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
12

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014